CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
REVENUE	$ 4,534,681	$ 454,822	$ 6,086,223	$ 693,835	$ 808,902	$ 2,878,161
Cost of Revenue	3,204,841	302,332	4,574,357	607,071	736,746	2,204,391
Loss (income) attributable to non-controlling interests	125,879	145,657	201,189	365,065	390,932	410,788
NET INCOME (LOSS) ATTRIBUTABLE TO SINGLEPOINT INC. STOCKHOLDERS	$ (3,326,610)	$ (998,489)	$ (4,749,073)	$ (2,140,219)	$ (5,373,015)	$ (4,033,717)
Net income (loss) per share - basic	$ (0.04)	$ (0.03)	$ (0.06)	$ (0.06)	$ (0.12)	$ (0.14)
Weighted average number of common shares outstanding - basic	84,951,404	38,213,035	78,205,892	36,400,337	43,847,537	29,456,402
Gross profit	$ 1,329,840	$ 152,490	$ 1,511,866	$ 86,764	$ 72,156	$ 673,770
Selling, general and administrative expense ("SG&A")	4,522,284	1,284,232	6,141,746	2,330,925
INCOME (LOSS) FROM OPERATIONS	(3,192,444)	(1,131,742)	(4,629,880)	(2,244,161)	(5,615,334)	(3,299,112)
OTHER INCOME (EXPENSE):
Interest expense	(64,790)	(12,404)	(118,968)	(67,769)	(152,678)	(482,107)
Amortization of debt discounts	(342,294)	0	(348,453)	0	(16,772)	(2,174,273)
Other Income	147,039	0	147,039	0
OPERATING EXPENSES:
Consulting fees					204,446	363,701
Gain (loss) on settlement of debt	0	0	0	(151,727)	513,909	(41,262)
Professional and legal fees					1,027,376	316,239
Warrant Expense	0	0	0	0	(416,445)	0
Gain (loss) on change in fair value of derivative liability and equity securities	0	0	0	(41,627)	(76,627)	1,552,249
Investor relations					539,195	181,637
General and administrative					3,235,701	3,111,305
Other income (expense)	(260,045)	(12,404)	(320,382)	(261,123)	(148,613)	(1,145,393)
Impairment of goodwill			0		680,772	0
Operating expenses					5,687,490	3,972,882
INCOME (LOSS) BEFORE INCOME TAXES	(3,452,489)	(1,144,146)	(4,950,262)	(2,505,284)	(5,763,947)	(4,444,505)
Income taxes	0	0	0	0	0	0
NET INCOME (LOSS)	$ (3,452,489)	$ (1,144,146)	$ (4,950,262)	$ (2,505,284)	$ (5,763,947)	$ (4,444,505)